SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at June 30, 2014	208,524,366
Employee stock options	12,150,710
RSU plan	293,551
Common shares held in depositary relating to convertible debentures acquired from Osisko (note 10)	871,680

221,840,307

Schedule of the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net income (loss) for the period	$37,676	$(24,380)	$146,528	$(521)

Weighted average number of common shares outstanding — basic (in thousands)	185,718	172,572	179,845	172,426
Add: Dilutive impact of shares related to RSU plan	346	—	329	—
Add: Dilutive impact of common shares held in depositary relating to convertible debentures acquired from Osisko (note 10)	143	—	72	—

Weighted average number of common shares outstanding — diluted (in thousands)	186,207	172,572	180,246	172,426

Net income (loss) per share — basic	$0.20	$(0.14)	$0.81	$(0.00)

Net income (loss) per share — diluted	$0.20	$(0.14)	$0.81	$(0.00)

Schedule of changes in accumulated other comprehensive income (loss) by component

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2013	$(16,206)	$3,965	$(148)	$(2,752)	$(15,141)

Unrealized other comprehensive gain	—	26,282	1,334	—	27,616
Income tax recovery impact	—	—	(352)	—	(352)
Reclassifications from accumulated other comprehensive (loss) income to the interim unaudited consolidated statements of income (loss) and comprehensive income (loss)	—	(2,870)	475	330	(2,065)
Income tax recovery impact	—	—	(125)	(87)	(212)

Other comprehensive income for the period	—	23,412	1,332	243	24,987

Accumulated other comprehensive (loss) income, June 30, 2014	$(16,206)	$27,377	$1,184	$(2,509)	$9,846